SHARE-BASED COMPENSATION (Details) - Options			12 Months Ended
	Mar. 26, 2013 CNY (¥) employee shares	Jul. 02, 2012	Dec. 31, 2015 item $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares	Jun. 20, 2011 shares	May. 20, 2010 shares	May. 28, 2009 shares	Oct. 16, 2008 shares
Share-based compensation
Options granted (in shares)			0	5,734,480	9,471,008
Options to purchase ordinary shares, outstanding (in shares)			17,472,054
Number of ordinary shares available for future grant			7,294,209
Maximum
Share-based compensation
Exercise price (in CNY or dollars per share) | $ / shares			$ 0.53	$ 0.53	$ 0.53
Minimum
Share-based compensation
Exercise price (in CNY or dollars per share) | $ / shares			$ 0.24	$ 0.24	$ 0.24
2007 Plan
Share-based compensation
Aggregate number of shares that can be purchased									14,000,000
2008 Plan
Share-based compensation
Aggregate number of shares that can be purchased								8,600,000
2010 Plan
Share-based compensation
Aggregate number of shares that can be purchased							9,000,000
Number of different vesting schedules | item			3
2010 Plan | Maximum
Share-based compensation
Expiration term of options granted			10 years
2010 Plan | Minimum
Share-based compensation
Expiration term of options granted			7 years
2010 Plan | Vesting schedule one
Share-based compensation
Percentage of options vesting on the stated vesting commencement date			100.00%
2010 Plan | Vesting schedule two
Share-based compensation
Percentage of options vesting on the second anniversary of the stated vesting commencement date			25.00%
Percentage of options vesting on the third anniversary of the stated vesting commencement date			25.00%
Percentage of options vesting on the fourth anniversary of the stated vesting commencement date			25.00%
Percentage of options vesting on the first anniversary of the stated vesting commencement date			25.00%
2010 Plan | Vesting schedule three
Share-based compensation
Percentage of options vesting on the first anniversary of the stated vesting commencement date			25.00%
Percentage of options vesting each quarter for the second anniversary of the stated vesting commencement date			6.25%
Percentage of options vesting each quarter for the third anniversary of the stated vesting commencement date			6.25%
Percentage of options vesting each quarter for the fourth anniversary of the stated vesting commencement date			6.25%
2011 Plan
Share-based compensation
Aggregate number of shares that can be purchased						22,000,000
Percentage of ordinary shares reserved in the Award Pool to the then issued and outstanding ordinary shares, immediately after automatic increase pursuant to the plan		5.00%
Number of different vesting schedules | item			4
Number of share options authorized for accelerated vesting	2,758,336
Number of employees for whom accelerated vesting of share options authorized | employee	1
Compensation cost reversed | ¥	¥ 2,948,000
Fair value of the award on the modification date | ¥	¥ 1,676,000
2011 Plan | Maximum
Share-based compensation
Specified percentage of total issued and outstanding ordinary shares which can be issued under the plan		5.00%
Expiration term of options granted			10 years
2011 Plan | Minimum
Share-based compensation
Threshold percentage of the unissued ordinary shares reserved in the Award Pool to the total then issued and outstanding ordinary shares, under which the shares reserved in the Award Pool shall be increased automatically		1.00%
Expiration term of options granted			6 years
2011 Plan | Vesting schedule one
Share-based compensation
Percentage of options vesting on the stated vesting commencement date			100.00%
2011 Plan | Vesting schedule two
Share-based compensation
Percentage of options vesting on the second anniversary of the stated vesting commencement date			25.00%
Percentage of options vesting on the third anniversary of the stated vesting commencement date			25.00%
Percentage of options vesting on the fourth anniversary of the stated vesting commencement date			25.00%
Percentage of options vesting on the first anniversary of the stated vesting commencement date			25.00%
2011 Plan | Vesting schedule three
Share-based compensation
Percentage of options vesting on the first anniversary of the stated vesting commencement date			25.00%
Percentage of options vesting each quarter for the second anniversary of the stated vesting commencement date			6.25%
Percentage of options vesting each quarter for the third anniversary of the stated vesting commencement date			6.25%
Percentage of options vesting each quarter for the fourth anniversary of the stated vesting commencement date			6.25%
2011 Plan | Vesting schedule four
Share-based compensation
Percentage of options vesting on the second anniversary of the stated vesting commencement date			33.00%
Percentage of options vesting on the third anniversary of the stated vesting commencement date			33.00%
Percentage of options vesting on the first anniversary of the stated vesting commencement date			33.00%
2007 and 2008 Option Plans
Share-based compensation
Expiration term of options granted			9 years
Number of different vesting schedules | item			2
2007 and 2008 Option Plans | Vesting schedule one
Share-based compensation
Percentage of options vesting on the stated vesting commencement date			100.00%
2007 and 2008 Option Plans | Vesting schedule two
Share-based compensation
Percentage of options vesting on the second anniversary of the stated vesting commencement date			50.00%
Percentage of options vesting on the third anniversary of the stated vesting commencement date			25.00%
Percentage of options vesting on the fourth anniversary of the stated vesting commencement date			25.00%